SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,594,327	2,519,294
Potential Shares, Granted (in shares)	614,555	1,049,839
Potential Shares, Over-performance (in shares)	526,551	677,944
Potential Shares, Vested (in shares)	(1,161,718)	(1,458,985)
Potential Shares, Forfeited (in shares)	(47,188)	(193,765)
Potential Shares, Ending balance (in shares)	2,526,527	2,594,327
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 10.17	€ 12.11
Weighted- Average Grant-Date Fair Value per Share, Granted | €	21.84	6.65
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	15.31	11.52
Weighted- Average Grant-Date Fair Value per Share, Vested | €	15.31	11.52
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	10.29	10.94
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 11.71	€ 10.17
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon departure of certain beneficiaries (in shares)	47,188
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,231,911	2,066,503
Potential Shares, Granted (in shares)	534,499	910,047
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	(520,064)	(589,655)
Potential Shares, Forfeited (in shares)	(97,347)	(154,984)
Potential Shares, Ending balance (in shares)	2,148,999	2,231,911
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 6.88	€ 8.08
Weighted- Average Grant-Date Fair Value per Share, Granted | €	13.90	4.64
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Vested | €	10.27	7.50
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	7.17	7.37
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 7.79	€ 6.88
Equity Award Plans
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	32,912	79,526
Potential Shares, Granted (in shares)	0
Potential Shares, Over-performance (in shares)	0
Potential Shares, Vested (in shares)	(32,912)	(46,614)
Potential Shares, Forfeited (in shares)	0
Potential Shares, Ending balance (in shares)	0	32,912
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 8.39	€ 8.71
Weighted- Average Grant-Date Fair Value per Share, Granted | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Vested | €	8.39	8.94
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 0	€ 8.39